Segmented Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Information by Reportable Segment

	Regulated								Non-Regulated
										Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	and Other	eliminations	Total
Quarter ended June 30, 2025
Revenue	614	694	347	372	207	126	447	2,807	8	—	2,815
Energy supply costs	—	246	104	97	—	25	242	714	—	—	714
Operating expenses	154	203	166	105	52	36	63	779	10	—	789
Depreciation and amortization	119	105	38	90	77	20	61	510	2	—	512
Operating income	341	140	39	80	78	45	81	804	(4)	—	800
Other income, net	18	21	17	13	2	1	4	76	29	—	105
Finance charges	128	43	23	36	34	20	24	308	61	—	369
Income tax expense	56	14	8	10	5	5	8	106	(14)	—	92
Net earnings	175	104	25	47	41	21	53	466	(22)	—	444
Non-controlling interests	32	—	—	1	—	—	7	40	—	—	40
Preference share dividends	—	—	—	—	—	—	—	—	20	—	20
Net earnings attributable to common equity shareholders	143	104	25	46	41	21	46	426	(42)	—	384

Additions to property, plant and equipment and intangible assets	419	454	110	240	148	43	129	1,543	1	—	1,544

As at June 30, 2025
Goodwill	8,351	1,880	614	913	231	235	259	12,483	—	—	12,483
Total assets	26,566	14,496	6,065	10,253	6,317	2,856	5,830	72,383	417	(11)	72,789

Quarter ended June 30, 2024
Revenue	556	710	303	336	204	120	433	2,662	8	—	2,670
Energy supply costs	—	272	96	77	—	21	247	713	—	—	713
Operating expenses	129	189	167	101	50	34	62	732	7	—	739
Depreciation and amortization	111	101	31	84	75	22	55	479	1	—	480
Operating income	316	148	9	74	79	43	69	738	—	—	738
Other income, net	26	9	16	10	3	1	2	67	(2)	—	65
Finance charges	120	37	18	39	34	20	23	291	56	—	347
Income tax expense	51	16	2	13	8	4	5	99	(30)	—	69
Net earnings	171	104	5	32	40	20	43	415	(28)	—	387
Non-controlling interests	32	—	—	1	—	—	5	38	—	—	38
Preference share dividends	—	—	—	—	—	—	—	—	18	—	18
Net earnings attributable to common equity shareholders	139	104	5	31	40	20	38	377	(46)	—	331

Additions to property, plant and equipment and intangible assets	309	209	98	221	135	33	106	1,111	1	—	1,112

As at June 30, 2024
Goodwill	8,395	1,890	617	913	228	235	260	12,538	—	—	12,538
Total assets	25,437	13,454	5,637	9,612	6,120	2,744	5,388	68,392	422	(42)	68,772

	Regulated								Non-Regulated
										Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	and Other	eliminations	Total
Year-to-date June 30, 2025
Revenue	1,245	1,374	820	1,017	408	279	993	6,136	17	—	6,153
Energy supply costs	—	505	261	319	—	78	591	1,754	—	—	1,754
Operating expenses	317	397	352	211	102	72	132	1,583	36	—	1,619
Depreciation and amortization	240	213	78	179	153	40	120	1,023	4	—	1,027
Operating income	688	259	129	308	153	89	150	1,776	(23)	—	1,753
Other income, net	39	39	37	24	3	2	12	156	40	—	196
Finance charges	258	85	48	76	67	40	46	620	119	—	739
Income tax expense	110	28	28	53	11	9	17	256	(48)	—	208
Net earnings	359	185	90	203	78	42	99	1,056	(54)	—	1,002
Non-controlling interests	66	—	—	1	—	—	11	78	—	—	78
Preference share dividends	—	—	—	—	—	—	—	—	41	—	41
Net earnings attributable to common equity shareholders	293	185	90	202	78	42	88	978	(95)	—	883

Additions to property, plant and equipment and intangible assets	928	743	209	577	288	77	263	3,085	2	—	3,087

As at June 30, 2025
Goodwill	8,351	1,880	614	913	231	235	259	12,483	—	—	12,483
Total assets	26,566	14,496	6,065	10,253	6,317	2,856	5,830	72,383	417	(11)	72,789

Year-to-date June 30, 2024
Revenue	1,106	1,465	678	897	401	266	960	5,773	15	—	5,788
Energy supply costs	—	598	218	239	—	70	597	1,722	—	—	1,722
Operating expenses	265	395	338	196	97	67	125	1,483	22	—	1,505
Depreciation and amortization	220	199	61	168	144	44	108	944	3	—	947
Operating income	621	273	61	294	160	85	130	1,624	(10)	—	1,614
Other income, net	54	21	30	19	5	3	10	142	(4)	—	138
Finance charges	233	72	36	78	67	40	47	573	110	—	683
Income tax expense	102	30	13	57	13	8	12	235	(65)	—	170
Net earnings	340	192	42	178	85	40	81	958	(59)	—	899
Non-controlling interests	63	—	—	1	—	—	9	73	—	—	73
Preference share dividends	—	—	—	—	—	—	—	—	36	—	36
Net earnings attributable to common equity shareholders	277	192	42	177	85	40	72	885	(95)	—	790

Additions to property, plant and equipment and intangible assets	666	423	187	423	263	60	201	2,223	2	—	2,225

As at June 30, 2024
Goodwill	8,395	1,890	617	913	228	235	260	12,538	—	—	12,538
Total assets	25,437	13,454	5,637	9,612	6,120	2,744	5,388	68,392	422	(42)	68,772